Notes payable - Future principal payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 483,636
Within 1 Year
Disclosure of detailed information about borrowings [line items]
Principal amount	1,966
2023
Disclosure of detailed information about borrowings [line items]
Principal amount	0
2024
Disclosure of detailed information about borrowings [line items]
Principal amount	0
2025
Disclosure of detailed information about borrowings [line items]
Principal amount	0
2026
Disclosure of detailed information about borrowings [line items]
Principal amount	475,000
2027 and thereafter
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 6,670